Equity Method Investees - Summary of Reconciliation of Fair Value of Retained Interest in Joint Venture at the Date of Loss of Control with Carrying Amount in Consolidated Statement of Financial Position (Detail) - EUR (€)
€ in Thousands
		5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017 [1]
Disclosure of joint ventures [line items]
Profit / (loss) for the period			€ 33,119	€ (30,845)
Profit / (loss) for the period			33,289	€ (30,392)
Elimination of intersegment amounts [member]
Disclosure of joint ventures [line items]
Profit / (loss) for the period			(7,350)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of joint ventures [line items]
Fair value at the date of loss of control	€ 48,024	€ 48,024	48,024
Profit / (loss) for the period		635
Profit / (loss) for the period		311	311
Amortisation of intangibles assets		216	216
Reversal of deferred tax liabilities	54	54	54
Group's share of loss for the year, net of equity method adjustments		(295)	(295)
Group's share of other comprehensive income		(246)	(246)
Carrying amount as at December 31, 2018	40,133	40,133	40,133
Natuzzi Trading (Shanghai) Co., Ltd [member] | Inventories [member]
Disclosure of joint ventures [line items]
Profit / (loss) for the period		€ (597)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member]
Disclosure of joint ventures [line items]
Profit / (loss) for the period			7,350
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Inventories [member]
Disclosure of joint ventures [line items]
Profit / (loss) for the period	€ 597
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member]
Disclosure of joint ventures [line items]
Profit / (loss) for the period			7,350
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member]
Disclosure of joint ventures [line items]
Profit / (loss) for the period			(7,350)
Amortisation of intangibles assets			153
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member] | Inventories [member]
Disclosure of joint ventures [line items]
Profit / (loss) for the period			€ (597)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.